Note Payable - Line of Credit (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Note Payable - Line of Credit (Details) [Line Items]
Borrowing amount	$ 0	$ 1,650,000
Line bears interest	2.75%
Bears interest	0.50%	4.20%
Line of credit	$ 7,000,000
Interest rate	3.75%
Bank of America [Member]
Note Payable - Line of Credit (Details) [Line Items]
Borrowing amount	$ 3,500,000